Guarantees (Tables)	12 Months Ended
Dec. 31, 2020
Guarantee on loans sold or serviced with credit recourse
Guarantor Obligations
Credit recourse agreements reserve
	Years ended December 31,
(In thousands)	2020	2019
Balance as of beginning of period	$34,862	$56,230
Impact of adopting CECL	(3,831)	-
Provision (reversal) for recourse liability	(104)	2,122
Net charge-offs	(8,443)	(23,490)
Balance as of end of period	$22,484	$34,862

Banco Popular de Puerto Rico | Guarantee on loans sold or serviced with representation and warranties
Guarantor Obligations
Estimated losses associated with indemnifications and representations and warranties related to loans sold
	Years ended December 31,
(In thousands)	2020	2019
Balance as of beginning of period	$3,212	$10,837
Provision (reversal) for representation and warranties	(915)	(5,020)
Net charge-offs	-	(75)
Settlements paid	-	(2,530)
Balance as of end of period	$2,297	$3,212